Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) customer item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment related to property, plant and equipment	$ 0	$ 0	$ 0
Derivative instruments designated as cash flow hedges	0	$ 0
Corpus Christi Pipeline [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
CCL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	8
Sale And Purchase Agreement, Term Of Agreement	20 years
Sale And Purchase Agreement, Number Of Unaffiliated Counterparties | customer	7